Convertible Note Payable (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Total convertible note payable	$ 229,920	$ 288,000	$ 86,500
Less unamortized debt discounts: Discount on beneficial conversion feature	36,964	210,230	32,137
Less unamortized debt discounts: Original issue discount	2,770	13,164	6,511
Discount on warrants	5,716	21,951	32,973
Convertible note payable	184,470	42,655	14,879
Less: current portion	184,470	42,655	14,879
Convertible note payable, less current portion
On March 11, 2016 Unsecured loan [Member]
Total convertible note payable	105,000
On March 07, 2016 Unsecured loan [Member]
Total convertible note payable	78,750
On February 24, 2016 Unsecured loan [Member]
Total convertible note payable	39,550
On January 8, 2016 Unsecured loan [Member]
Total convertible note payable
On May 27, 2016 Unserured loan [Member]
Total convertible note payable	6,620
On December 28, 2015 Unsecured loan [Member]
Total convertible note payable		157,500
On December 15, 2015 Unsecured loan [Member]
Total convertible note payable		27,500
On September 21, 2015 Unsecured loan [Member]
Total convertible note payable		48,000
On September 2, 2015 Unsecured loan [Member]
Total convertible note payable		55,000
On February 24, 2015 Unsecured loan [Member]
Total convertible note payable
On January 30, 2015 Unsecured loan [Member]
Total convertible note payable
On November 25, 2014 Unsecured loan [Member]
Total convertible note payable			$ 86,500